DESCRIPTION OF BUSINESS - Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Description of Business and Basis of Presentation
Accumulated deficit	$ (637,160)	$ (605,643)
Cash and cash equivalents and restricted cash	47,112	$ 38,704	$ 57,064	$ 53,621
Term deposits	4,500
CASI China
Description of Business and Basis of Presentation
Cash and cash equivalents and restricted cash	$ 39,600